RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

Years ended December 31,	2020	2019
Salaries, incentives and short-term benefits	$4,082	$5,553
Unit-based compensation expense including fair value adjustments	3,744	3,980
	$7,826	$9,533